BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND

AMENDMENT TO

CERTIFICATE OF DESIGNATION DATED DECEMBER 15, 2011 ESTABLISHING AND FIXING

     THE RIGHTS AND PREFERENCES OF VARIABLE RATE MUNI TERM PREFERRED SHARES

(THE “CERTIFICATE OF DESIGNATION”)

     The undersigned secretary of BlackRock MuniYield Investment Quality Fund (the “Trust”), a business trust organized and existing under the laws of the Commonwealth of Massachusetts, hereby certifies as follows:

1. The Total Holders (as defined in the Certificate of Designation) of the VMTP

Preferred Shares of the Trust, by the consent required under Section 5 of the Certificate of Designation has adopted a resolution by a unanimous written consent to amend the Certificate of Designation as follows as of April 3, 2020: a. Subsection (e) of the definition of “Increased Rate Event” in the Definitions section of the Certificate of Designation is hereby deleted and replaced in its entirety with the following: (e) failure by the Trust on the last day of an applicable Effective Leverage Ratio Cure

Period to have an Effective Leverage Ratio of not greater than 45%, except that for the period from and including April 3, 2020 and through and including December 31, 2020, failure by the Trust on the last day of an applicable Effective Leverage Ratio Cure Period to have an Effective Leverage Ratio of not greater than 50%. This Increased Rate Event shall be considered cured on the date the Trust next has an Effective Leverage Ratio of not greater than 45% or 50%, as applicable; b. For the period from and including April 3, 2020 through and including December

31, 2020, subsection (e) of the definition of “Ratings Spread” in the Definitions section of the Certificate of Designation is hereby deleted and replaced in its entirety with the following:

“Ratings Spread” means, with respect to any Rate Period for any Series of VMTP

Preferred Shares, the percentage per annum set forth opposite the highest applicable credit rating assigned to such Series, unless the lowest applicable credit rating is at or below A1/A+, in which case it shall mean the percentage per annum set forth opposite the lowest applicable credit rating assigned to such Series, by either Moody’s (if Moody’s is then rating the VMTP Preferred Shares at the request of the Trust), Fitch (if Fitch is then rating the VMTP Preferred Shares at the request of the Trust) or Other Rating Agency (if such Other Rating Agency is then rating the VMTP Preferred Shares at the request of the Trust) in the table below on the Rate Determination Date for such Rate Period:

Moody’s/Fitch*		Percentage
Aa2/AA to Aaa/AAA		0.90%
Aa3	/AA-	0.95%
A1	/A+	1.30%

A2	/A	1.55%
A3	/A-	1.70%
Baa1/BBB+		2.05%
Baa2/BBB		2.30%
Baa3/BBB-		2.80%
Non-investment grade or		3.30%
NR
* And/or the equivalent ratings of an Other Rating Agency then rating the VMTP Preferred Shares at the request of the Trust.

For the avoidance of doubt, effective January 1, 2021, the definition of “Ratings Spread”

shall read as follows:

“Ratings Spread” means, with respect to any Rate Period for any Series of VMTP Preferred Shares, the percentage per annum set forth opposite the highest applicable credit rating assigned to such Series, unless the lowest applicable credit rating is at or below A1/A+, in which case it shall mean the percentage per annum set forth opposite the lowest applicable credit rating assigned to such Series, by either Moody’s (if Moody’s is then rating the VMTP Preferred Shares at the request of the Trust), Fitch (if Fitch is then rating the VMTP Preferred Shares at the request of the Trust) or Other Rating Agency (if such Other Rating Agency is then rating the VMTP Preferred Shares at the request of the Trust) in the table below on the Rate Determination Date for such Rate Period:

Moody’s/Fitch*		Percentage
Aa2/AA to Aaa/AAA		0.77%
Aa3	/AA-	0.95%
A1	/A+	1.30%
A2	/A	1.55%
A3	/A-	1.70%
Baa1/BBB+		2.05%
Baa2/BBB		2.30%
Baa3/BBB-		2.80%
Non-investment grade or		3.30%

NR

* And/or the equivalent ratings of an Other Rating Agency then rating the VMTP Preferred Shares at the request of the Trust.

     c. Section 6(b) of the Certificate of Designation is hereby deleted and replaced in its entirety with the following: Effective Leverage Ratio. The Trust shall maintain an Effective Leverage Ratio of not greater than 45% (other than solely by reason of fluctuations in the market value of its portfolio securities), except that for the period from and including April 3, 2020 and through and including December 31, 2020, the Trust shall maintain an Effective Leverage Ratio of not greater than 50% (other than solely by reason of fluctuations in the market value of its portfolio securities). In the event that the Trust’s Effective Leverage Ratio exceeds 45% or 50%, as applicable (whether by reason of fluctuations in the market value of its portfolio securities or otherwise), the Trust shall cause the Effective Leverage Ratio to be 45% or lower or 50% or lower, as applicable, within ten (10) Business Days (“Effective Leverage Ratio Cure Period”).

2	.	Except as amended hereby, the Certificate of Designation remains in full force and effect.

3	.	An original copy of this amendment shall be lodged with the records of the Trust and filed with the Secretary of State of the Commonwealth of Massachusetts and in such other places as may be required under the laws of Massachusetts or as the Trustees deem appropriate.

[Signature Page Follows]

IN WITNESS WHEREOF, I have hereunto set my hand as of this 2nd day of April, 2020.

BLACKROCK MUNIYIELD
INVESTMENT QUALITY FUND

By: /s/ Jonathan Diorio
Name: Jonathan Diorio
Title: Vice President

ATTEST:

/s/ Janey Ahn
Name: Janey Ahn

Title: Secretary

[Signature Page – MFT Amendment to Certificate of Designation]